Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2020
Trade and other receivables
Summary of trade and other receivables

As of March 31, 2020, trade and other receivables consisted of the following:

	Total as of	Expected credit loss	Net as of
	March 31,	allowance/ Provision for	March 31,
	2020	impairment	2020
Cash receivable from agents	2,025	(177)	1,848
Deposits issued to merchants	1,952	(11)	1,941
Commissions receivable	187	(21)	166
Other receivables	360	(58)	302
Total financial assets	4,524	(267)	4,257
Advances issued	333	(2)	331
Total trade and other receivables	4,857	(269)	4,588

As of December 31, 2019, trade and other receivables consisted of the following:

	Total as of	Expected credit loss	Net as of
	December 31,	allowance/ Provision for	December 31,
	2019	impairment	2019
Cash receivable from agents	2,947	(199)	2,748
Deposits issued to merchants	2,690	(12)	2,678
Commissions receivable	158	(21)	137
Other receivables	276	(56)	220
Total financial assets	6,071	(288)	5,783
Advances issued	380	(1)	379
Total trade and other receivables	6,451	(289)	6,162

Summary of analysis of changes in loss allowances for receivables

	2019	2020
ECL allowance as of January 1,	(366)	(289)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	5	(8)
Amounts written off	58	28
ECL allowance as of March 31,	(303)	(269)